LEASE LIABILITY (Tables)	12 Months Ended
May 31, 2026
Lease liabilities [abstract]
Disclosure of Detailed Information About Movement in Lease Liabilities [Table Text Block]
	May 31, 2026 $	May 31, 2025 $
Gross lease obligations	585,919	188,696
Deferred finance charges	(101,164)	(17,743)
Total lease liability	484,755	170,953
Less: Current portion	89,436	60,621
Non-current portion	395,319	110,332

Interest on lease liabilities included in finance costs (Note 14)	13,747	11,859
Incremental borrowing rate at initial application date	8.70%	8.45%
Total cash outflow for the lease liability	75,090	58,649